Segment Information - Summary of Carrying Amounts of Mineral Licenses and Property, Plant and Equipment Pertaining to Group's Major Operations (Detail) - Operating segments [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	₽ 105,662	₽ 112,643
Russia [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	103,095	109,954
Germany [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	1,283	1,446
Austria [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	725	820
Czech Republic [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	189	247
Other countries [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	₽ 370	₽ 176